Capital Structure and Financial Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Capital Structure and Financial Matters
Capital Structure and Financial Matters

Note 6. Capital Structure and Financial Matters

Share Capital – Ordinary Shares

The following are changes in the Company’s share capital for the period ended June 30, 2021:

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2020	16,198,668	16,198
Capital increase at February 9, 2021 for initial public offering	3,000,000	3,000
Share capital, June 30, 2021	19,198,668	19,198

Note 18. Capital Structure and Financial Matters

Share Capital – Ordinary Shares

Loss of subscribed share capital

On December 31, 2018, the Company had lost more than 50% of its subscribed share capital. At the annual general meeting of the shareholders held on March 29, 2019, the Board of Directors gave, in accordance with section 119 of the Danish Companies Act, an account of the Company’s financial position. As part of the account, the Board of Directors stated that in its view, special actions were not required. The share capital of the Company was subsequently re-established through the conversion of the convertible debt instruments and issue of new shares during 2019.

Capital transactions

In September 2020, the Company issued 745,380 shares of ordinary shares to existing investors in the Company. The purchase price was $8.89 per share for aggregate proceeds of $6.6 million. The Company incurred immaterial issuance costs. The proceeds were received by the Company on September 17, 2020. On August 10, 2020, the Company’s articles of association were amended in connection with the execution of this transaction. The revised articles increased the authorized number of shares the Company can issue by: (i) the 745,380 shares issued in this transaction, as well as (ii) an additional 1,800,000 shares of Common ordinary share at a nominal price of DKK 1, to be issued any time prior to June 1, 2025. The amended articles also allow the Company to issue an additional 1,298,196 of compensatory ordinary share warrants to employees and consultants any time prior to June 1, 2025.

In October 2020, we successfully completed part 2 of our “bridging round” of capital with outside investors in the amount of $2.4 million with a purchase price of $8.89 per share from the issuance of 269,136 of our ordinary shares and received the proceeds in November 2020. Transaction costs directly attributable to the Q3 2020 “bridging round” of capital with outside investors have a total amount of $144,022.

The following are changes in the Company’s share capital for the years ended December 31, 2018, 2019 and 2020:

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, January 1, 2018	12,917,016	12,917
Share capital, December 31, 2018	12,917,016	12,917
Capital increase at July 17, 2019 (issuance of shares for cash)	997,668	998
Capital increase at July 17, 2019 (conversion of Convertible Debt 1)	302,976	303
Capital increase at July 17, 2019 (conversion of Convertible Debt 2)	848,232	848
Capital increase at December 19, 2019 (issuance of shares for cash)	118,260	118
Share capital, December 31, 2019	15,184,152	15,184
Capital increase at September 17, 2020 (issuance of shares for cash)	745,380	745
Capital increase at October 15, 2020 (issuance of shares for cash)	269,136	269
Share capital, December 31, 2020	16,198,668	16,198

The Company’s share capital consists of the following ordinary shares:

	December 31,
	2020	2019

	(USD in thousands)
Authorized, issued and fully paid
16,198,668 (2019:15,184,152) ordinary shares of DKK 1 each (2019: ordinary shares of DKK 1 each)	$2,648	$2,481
	$2,648	$2,481

The Company’s ordinary shares shall confer on the holders thereof the right to receive notice of, attend and vote at general meetings of the Company.

Executive Management’s and Board of Director’s holding of shares

At December 31, the board of directors and executive management held the following shareholdings in the Company:

Number of ordinary shares owned	2020	2019	2018
Niels Iversen Møller	4,292,604	4,292,604	4,292,352
Andreas Holm Mattsson	4,163,832	4,163,832	4,163,832
Lars Aage Staal Wegner	182,124	182,124	181,872
Executive Management in total	8,638,560	8,638,560	8,638,056

Number of ordinary shares owned	2020	2019	2018
Roberto Prego	676,620	310,248	307,548
Thomas William Wylonis	485,676	481,860	471,096
Marianne Søgaard	41,652	—	—
Steven Projan	27,288	11,736	—
Board of Directors in total	1,231,236	803,844	778,644